Restricted Net Assets (Details)	12 Months Ended
Dec. 31, 2013
RESTRICTED NET ASSETS [Abstract]
Portion of after-tax profit to be allocated to statutory surplus under PRC law	10.00%
Required registered capital ratio to de-force compulsory net profit allocation to general reserve	50.00%